INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of components of the net loss (income) before tax on income

The components of income (loss) before income taxes are as follows (in thousands):

	Year Ended December 31,
	2021	2020
United States	$104,984	$(27,823)
Foreign	31,142	(36)
Income (loss) before income taxes	$136,126	$(27,859)

Schedule of components of income tax expense (benefit)

The components of income tax expense (benefit) are as follows (in thousands):

	Year Ended December 31,
	2021	2020
Current:
United States	$22,321	$8,854
Foreign	(7,756)	12,095
Total current income tax expense (benefit)	14,565	20,949
Deferred:
United States	4,698	(13,227)
Foreign	(534)	1,794
Total deferred income tax expense (benefit)	4,164	(11,433)
Total provision for income tax expense	$18,729	$9,516

Schedule of accounting for the difference between income taxes computed at the U.S. federal statutory rate and the effective income tax rate

The items accounting for the difference between income taxes computed at the U.S. federal statutory rate and the effective income tax rate are as follows (in thousands):

	Year Ended December 31,
	2021	2020
Federal income tax expense (benefit) at the statutory rate	$28,586	$(5,849)
Effect of:
State taxes, net of federal benefit	3,632	643
Tax impact of foreign earnings and losses	(10,171)	3,644
Stock-based compensation	236	169
Valuation allowance	1,532	13,763
Tax credits	(5,030)	(3,213)
Other, net	(56)	359
Income tax expense (benefit)	$18,729	$9,516

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Uncertain tax benefits, beginning of year	$47,637	$45,003
Gross increase to tax positions related to prior years	121	1,239
Gross decrease to tax positions related to prior years	(413)	(42)
Gross increase to tax positions related to the current year	2,204	2,082
Gross decrease to tax positions related to the current year	—	—
Settlements	—	—
Lapse of statute of limitations	(16,124)	(645)
Uncertain tax benefits, end of year	$33,425	$47,637

Schedule of deferred tax assets, liabilities and valuation allowance

Deferred tax assets, liabilities and valuation allowance are as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets
Income tax attributes	$204,531	$195,670
Accrued liabilities and reserves	9,951	7,076
Prepaid expenses	6,483	10,208
Stock-based compensation expense	9,308	8,356
Other	1,150	11,112
Gross deferred tax assets	231,423	232,422
Less valuation allowance	(205,877)	(210,551)
Total deferred tax assets	25,546	21,871
Deferred tax liabilities
Amortization and depreciation	(39,167)	(31,794)
Other	(2,081)	—
Net deferred tax liabilities, net of valuation allowance	$(15,702)	$(9,923)

Schedule of operating loss carryforwards and expiration periods

The deferred tax assets at December 31, 2021, with respect to net operating loss carryforwards and expiration periods are as follows (in thousands):

	Deferred	Net Operating
	Tax	Loss
	Assets	Carryforwards
United States, expiring between 2023 and 2039	$9,083	$130,021
Foreign, expiring between 2021 and 2041	28,043	115,379
Foreign, indefinite	57,333	434,833
Total	$94,459	$680,233

Schedule of federal tax credits and expiration periods

The following is information pertaining to U.S. federal tax credits at December 31, 2021, as well as the expiration periods (in thousands):

Tax Credits
United States, federal tax credit carryforwards:
Foreign tax credits, expiring between 2022 and 2031	$41,830
Total	$41,830